Leases (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
Lease liabilities	SFr 2,652	SFr 2,740	SFr 2,759
Bank
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
Lease liabilities	SFr 1,896		SFr 1,981